Document and Entity Information	Nov. 10, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	001-39939
Entity Registrant Name	FORTISTAR SUSTAINABLE SOLUTIONS CORP.
Entity Central Index Key	0001822862
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2693583
Entity Address, Address Line One	1 North Lexington Ave
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	914
Local Phone Number	421-4900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units
Trading Symbol	FSSIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	FSSI
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	FSSIW
Security Exchange Name	NASDAQ